DEFERRED TAX COMPUTATION (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryovers	$ 2,421,130	$ 2,037,105	$ 2,279,739
Other temporary differences
Stock-based compensation
Total deferred tax assets	2,421,130	2,037,105	2,279,739
Valuation allowance	(2,421,130)	(2,037,105)	$ (2,279,739)
Net deferred tax asset